                          Chase Auto Owner Trust 2006-A
                               September 15, 2006

                             DISTRIBUTION IN DOLLARS

------------------------------------------------------------------------------------------------------------------------------------
 CLASS        ORIGINAL          BEGINNING         PRINCIPAL       INTEREST        TOTAL      REALIZED  DEFERRED        ENDING
             FACE VALUE         PRINCIPAL                                                     LOSSES   INTEREST       PRINCIPAL
                                 BALANCE                                                                               BALANCE
------------------------------------------------------------------------------------------------------------------------------------
   A1       330,000,000.00     227,522,464.37   43,473,474.01   1,018,163.03  44,491,637.04    0.00       0.00      184,048,990.36
------------------------------------------------------------------------------------------------------------------------------------
   A2       270,000,000.00     270,000,000.00            0.00   1,208,250.00   1,208,250.00    0.00       0.00      270,000,000.00
------------------------------------------------------------------------------------------------------------------------------------
   A3       399,000,000.00     399,000,000.00            0.00   1,775,550.00   1,775,550.00    0.00       0.00      399,000,000.00
------------------------------------------------------------------------------------------------------------------------------------
   A4       138,580,000.00     138,580,000.00            0.00     618,990.67     618,990.67    0.00       0.00      138,580,000.00
------------------------------------------------------------------------------------------------------------------------------------
  CERT       26,460,000.00      26,460,000.00            0.00     120,613.50     120,613.50    0.00       0.00       26,460,000.00
------------------------------------------------------------------------------------------------------------------------------------
 TOTALS   1,164,040,000.00   1,061,562,464.37   43,473,474.01   4,741,567.20  48,215,041.21    0.00       0.00    1,018,088,990.36
------------------------------------------------------------------------------------------------------------------------------------

                  FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

------------------------------------------------------------------------------------------------------------------------------------
 CLASS      CUSIP         BEGINNING           PRINCIPAL          INTEREST           TOTAL               ENDING            CURRENT
                          PRINCIPAL                                                                    PRINCIPAL         PASS-THRU
                                                                                                                            RATE
------------------------------------------------------------------------------------------------------------------------------------
   A1        N/A          689.46201324       131.73780003       3.08534252       134.82314255         557.72421321       5.370000%
------------------------------------------------------------------------------------------------------------------------------------
   A2     161445AA9     1,000.00000000         0.00000000       4.47500000         4.47500000       1,000.00000000       5.370000%
------------------------------------------------------------------------------------------------------------------------------------
   A3     161445AB7     1,000.00000000         0.00000000       4.45000000         4.45000000       1,000.00000000       5.340000%
------------------------------------------------------------------------------------------------------------------------------------
   A4     161445AC5     1,000.00000000         0.00000000       4.46666669         4.46666669       1,000.00000000       5.360000%
------------------------------------------------------------------------------------------------------------------------------------
  CERT    161445AD3     1,000.00000000         0.00000000       4.55833333         4.55833333       1,000.00000000       5.470000%
------------------------------------------------------------------------------------------------------------------------------------
 TOTALS                   911.96390534        37.34706197       4.07337136        41.42043333         874.61684337
------------------------------------------------------------------------------------------------------------------------------------

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:

                                   Kirk Dodson
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                                   600 Travis
                              Houston, Texas 77002
                    Tel: (713) 216-7947 / Fax: (713) 216-4880
                           Email:kirk.dodson@chase.com

Material terms, parties or abbreviations used herein may be found in the transaction documents filed as exhibits to the Form 8-K of JP Morgan Chase Bank, National Association, as registrant filed with the Securities and Exchange Commission on June 16, 2006


JPMorgan [LOGO]         Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                          Chase Auto Owner Trust 2006-A
                               September 15, 2006

                         STATEMENT TO CERTIFICATEHOLDERS

                                   Beginning Collection Period                 08/01/06
                                   Ending Collection Period                    08/31/06
                                   Beginning Interest Accrual Period           08/15/06
                                   Ending Interest Accrual Period              09/14/06
                                   Determination Date                          09/08/06
                                   Record Date                                 09/14/06
                                   Payment Date                                09/15/06

I.       Servicing Fee                                                         934,695.28
         Servicing Fee per $1000                                               0.76422407

II.      Administration Fee                                                    1,000.00
         Administration Fee per $1000                                          0.00081762

III.     Initial Number of Accounts                                            71,888
         Initial Pool Balance                                                  1,223,064,435.42
         Less: Initial Yield Supplement Overcollateralization Amount           47,257,975.12
         Initial Adjusted Pool Balance                                         1,175,806,460.30

         Number of Accounts at the beginning of the Collection Period          69,383
         Pool Balance at the beginning of the Collection Period                1,121,634,332.19
         Less: Initial Yield Supplement Overcollateralization Amount           42,909,887.24
         Adjusted Pool Balance at the beginning of the Collection Period       1,078,724,444.95
         Adjusted Pool Factor at the beginning of the Collection Period        0.9174

         Number of Accounts at the end of the Collection Period                68,187
         Pool Balance at the end of the Collection Period                      1,077,951,294.19
         Less: Yield Supplement Overcollateralization Amount                   41,118,984.99
         Adjusted Pool Balance at the end of the Collection Period             1,036,832,309.20
         Adjusted Pool Factor at the end of the Collection Period              0.8818

IV.      Repurchase Amounts for Repurchased Receivable
         By Seller                                                             0.00
         By Servicer                                                           51,115.74
         TOTAL                                                                 51,115.74

V.       Realized Net Losses for Collection Period                             172,230.22

VI.      Total Distribution Amount                                             49,150,736.49
         Servicing Fee                                                         934,695.28
         Administration Fee                                                    1,000.00
         Noteholders Distribution Amount                                       48,094,427.71
         Certficateholders Distribution Amount                                 120,613.50
         Distribution to Class R Certificates                                  0.00


JPMorgan [LOGO]         Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                          Chase Auto Owner Trust 2006-A
                               September 15, 2006

                             MONTHLY SERVICER REPORT

I. Available Amount in the Collection Account
         A. Credits
                           1. Payments from Obligors Applied to Collection Period
                                    a. Principal Payments                               43,456,631.50
                                    b. Other Interest Payments                          5,639,901.58
                                    c. Total                                            49,096,533.08

                           2. Proceeds from Repurchased Receivables
                                    a. Principal Payments (Current Period)              51,088.61
                                    b. Interest Payments (Current Period)               27.13
                                    c. Total                                            51,115.74

                           3. Recovery of Defaulted Receivables                         3,087.67

                           4. Advance Recoveries Before Cut-off Date
                                    a. Principal                                        3,779.83
                                    b. Interest                                         0.00
                                    c. Total                                            3,779.83

                           5. Net Adjustments                                           0.00

                           6. Total Credits                                             49,154,516.32

         B. Debits

                           1. Advance Recovery Amount
                                    a. Principal                                        3,779.83
                                    b. Interest.                                        0.00
                                    c. Total                                            3,779.83

                           2. Reversal of Defaulted Contracts                           0.00

                           3. Total Debits                                              3,779.83

         C. Total Available Amount (Lines A-B)                                          49,150,736.49

II. Monthly Disbursements

         A. Servicing Fee
                           a. Monthly Servicing Fee                                     934,695.28
                                    b. Unpaid Monthly Servicing Fee                     0.00
                                    c. Total                                            934,695.28

         B. Administrative Fee
                           a. Monthly Administration Fee                                1,000.00
                           b. Unpaid Monthly Administration Fee                         0.00
                           c. Total                                                     1,000.00


JPMorgan [LOGO]         Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                          Chase Auto Owner Trust 2006-A
                               September 15, 2006

                             MONTHLY SERVICER REPORT

         C. Noteholders' Interest Distributable Amount
                  Class A-1 Monthly Interest                                            1,018,163.03
                  Class A-1 Carryover Shortfall                                         0.00
                  Class A-1 Total                                                       1,018,163.03
                  Class A-2 Monthly Interest                                            1,208,250.00
                  Class A-2 Carryover Shortfall                                         0.00
                  Class A-2 Total                                                       1,208,250.00
                  Class A-3 Monthly Interest                                            1,775,550.00
                  Class A-3 Carryover Shortfall                                         0.00
                  Class A-3 Total                                                       1,775,550.00
                  Class A-4 Monthly Interest                                            618,990.67
                  Class A-4 Carryover Shortfall                                         0.00
                  Class A-4 Total                                                       618,990.67
                  Total for Notes Monthly Interest                                      4,620,953.70
                  Total for Notes Carryover Shortfall                                   0.00
                  Total for Notes Total                                                 4,620,953.70

         D. Certificateholders' Interest Distributable Amount
                  Certificate Monthly Interest                                          120,613.50
                  Certificate Carryover Shortfall                                       0.00
                  Certificate Total                                                     120,613.50
                  Total for Certificates Monthly Interest                               120,613.50
                  Total for Certificates Carryover Shortfall                            0.00
                  Total for Certificates Total                                          120,613.50

         E. Noteholders' Principal Distributable Amount
                  Class A-1 Monthly Principal                                           43,473,474.01
                  Class A-1 Carryover Shortfall                                         0.00
                  Class A-1 Total                                                       43,473,474.01
                  Class A-2 Monthly Principal                                           0.00
                  Class A-2 Carryover Shortfall                                         0.00
                  Class A-2 Total                                                       0.00
                  Class A-3 Monthly Principal                                           0.00
                  Class A-3 Carryover Shortfall                                         0.00
                  Class A-3 Total                                                       0.00
                  Class A-4 Monthly Principal                                           0.00
                  Class A-4 Carryover Shortfall                                         0.00
                  Class A-4 Total                                                       0.00
                  Total for Notes Monthly Principal                                     43,473,474.01
                  Total for Notes Carryover Shortfall                                   0.00
                  Total for Notes Total                                                 43,473,474.01

         F. Certificateholders' Principal Distributable Amount
                  Certificate Monthly Principal                                         0.00
                  Certificate Carryover Shortfall                                       0.00
                  Certificate Total                                                     0.00
                  Total for Certificates Monthly Principal                              0.00
                  Total for Certificates Carryover Shortfall                            0.00


JPMorgan [LOGO]         Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                          Chase Auto Owner Trust 2006-A
                               September 15, 2006

                             MONTHLY SERVICER REPORT

                  Total for Certificates Total                                          0.00

         G. Total Disbursements                                                         49,150,736.49

III. Payment Deficiency Amount

         A. Scheduled Disbursements (items 1 through 5 in Waterfall Distribution)       5,677,262.48
         B. Available Amount                                                            49,150,736.49
         C. Payment Deficiency Amount (max of lines A-B and 0)                          0.00

IV. Pool Balance Reduction Allocation for Collection Period
         A. Beginning Pool Balance                                                      1,121,634,332.19

         B. Pool Balance Reduction
                  1. Available Principal
                           a. Principal Payments                                        43,456,631.50
                           b. From Repurchased Receivables                              51,088.61
                           c. Total                                                     43,507,720.11

                  2. From Defaulted Receivables                                         175,317.89

                  3. Total Pool Balance Reduction                                       43,683,038.00

         C. Ending Pool Balance                                                         1,077,951,294.19

         D. Allocations
                  1. Monthly Principal Allocation
                           a. Notes                                                     43,473,474.01
                           b. Certificates                                              0.00


JPMorgan [LOGO]         Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                          Chase Auto Owner Trust 2006-A
                               September 15, 2006

                             MONTHLY SERVICER REPORT

V. Delinquency and Defaults

         A. Delinquency

                           Group Totals
                ------------------------------------------------------------
                                             Delinquency          Principal
                   Period        Number         Amount             Balance
                ------------------------------------------------------------
                 30-59 days       332         249,400.10        6,090,996.57
                ------------------------------------------------------------
                 60-89 days       104         113,110.57        1,827,586.19
                ------------------------------------------------------------
                90-119 days        40          67,922.10          778,061.38
                ------------------------------------------------------------
                120-149 days       12          28,148.37          296,130.79
                ------------------------------------------------------------
                150-179 days        0               0.00                0.00
                ------------------------------------------------------------
                180-209 days        0               0.00                0.00
                ------------------------------------------------------------
                210-239 days        0               0.00                0.00
                ------------------------------------------------------------
                 240+ days          0               0.00                0.00
                ------------------------------------------------------------
                   Total          488         458,581.14        8,992,774.93
                ------------------------------------------------------------

         B. Principal amount of loans in defaulted receivables                          175,317.89

         C. Delinquency Percentage
                  1. Outstanding principal balance for delinquency >= 60 days           2,901,778.36
                  2. Pool Principal Ending Balance                                      1,077,951,294.19
                  3. Delinquency Percentage                                             0.26919383%

         D. Net Loss Ratio for Current Period:
                  1. Principal Balance of Defaulted Receivables                         175,317.89
                  2. Principal Recoveries on Defaulted Receivables                      3,087.67
                  3. Average Pool Balance for Collection Period                         1,099,792,813.19
                  4. Net Loss Ratio for Current Period (12*(1-2)/3)                     0.18792291%

         Weighted Average Coupon                                                        6.0247%

         Weighted Average Original Maturity (Months)                                    47.0000

         Weighted Average Remaining Maturity (Months)                                   43.6949

VI. Calculation of Target Overcollateralization Amount Greater of:
                           (A) 2.00% of Ending Adjusted Pool Balance                    20,736,646.18
                           (B) 0.50% of Original Adjusted Pool Balance                  5,879,032.30
         Target Overcollateralization Amount:                                           20,736,646.18


JPMorgan [LOGO]         Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                          Chase Auto Owner Trust 2006-A
                               September 15, 2006

                             MONTHLY SERVICER REPORT

VII. Calculation of Priority Principal Distribution Amount
                  Beginning Note Balance                                                1,035,102,464.37
                  Less: Ending Adjusted Pool Balance                                    1,036,832,309.20

                  Priority Principal Distribution Amount:                               0.00

VIII. Calculation of Target Principal Distribution Amount
                  Beginning Note Balance and Certificate Balance                        1,061,562,464.37
                  Less:
                           Ending Adjusted Pool Balance                                 1,036,832,309.20
                           Less: Target Overcollateralization Amount                    20,736,646.18

                  Target Principal Distribution Amount:                                 45,466,801.35

IX. Calculation of Regular Principal Distribution Amount
                  Target Principal Distribution Amount                                  45,466,801.35
                  Less: Priority Principal Distribution Amount                          0.00

                  Regular Principal Distribution Amount:                                45,466,801.35

X. Calculation of Noteholders' Principal Distribution Amount
                  (X)Beginning Note Balance                                             1,035,102,464.37
                  Less: the lesser of:
                           (A) 93.25% of the End. Adj. Pool Bal.                        966,846,128.33
                           (B) the difference of (i) the End.Adj. Pool Balance
                           and (ii) the Target OC Amount                                1,016,095,663.02

                  Noteholders' Principal Distribution Amount                            68,256,336.04

XI Calculation of Certificateholders' Principal Distribution Amount
                  Target Principal Distribution Amount                                  45,466,801.35
                  Less: Noteholders' Principal Distribution Amount                      45,466,801.35

                  Certificateholders' Principal Distribution Amount:                    0.00


JPMorgan [LOGO]         Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                          Chase Auto Owner Trust 2006-A
                               September 15, 2006

                             MONTHLY SERVICER REPORT

XII. Distribution Waterfall

                  Total Available Collections                                           49,150,736.49
                           1. Less Servicer Fee                                         934,695.28
                           2. Less Administration Fee                                   1,000.00
                  Total Available to Trust                                              48,215,041.21
                           3. Less Note Interest Distribution                           4,620,953.70
                           4. Less Available Priority Payment                           0.00
                           5. Less Certificate Interest Distribution                    120,613.50
                           6. Less Available Regular Principal Distribution             43,473,474.01
                           7. Distribution to Class R Certificate                       0.00


JPMorgan [LOGO]         Copyright 2005 JPMorgan Chase & Co. All rights reserved.